Leases (Tables)	3 Months Ended
Mar. 31, 2026
Disclosure of Leases [Abstract]
Schedule of Leases Right-of-use Assets
The following table outlines the carrying amounts of right-of-use assets:

	March 31, 2026	December 31, 2025
Land and improvements	$60	$60
Buildings, leasehold improvements and equipment	537	509
Total	$597	$569
The following table summarizes the depreciation of right-of-use assets:

	Three Months Ended March 31
	2026	2025
Land and improvements	$1	$1
Buildings, leasehold improvements and equipment	15	12
Total	$16	$13